Federated Hermes Municipal High Yield Advantage Fund
Portfolio of Investments
May 31, 2024 (unaudited)
Principal Amount			Value
		MUNICIPAL BONDS—98.2%
		Alabama—0.7%
$ 500,000	[1,2]	Huntsville, AL Special Care Facilities Financing Authority (Redstone Village), Retirement Facilities Revenue Bonds (Series 2011A), (Original Issue Yield: 7.625%), 7.500%, 1/1/2047	$ 285,000
1,500,000	[1,2]	Huntsville, AL Special Care Facilities Financing Authority (Redstone Village), Retirement Facility Revenue Bonds (Series 2007), (Original Issue Yield: 5.600%), 5.500%, 1/1/2043	855,000
2,000,000		Jefferson County, AL (Jefferson County, AL Sewer System), Sewer Revenue Warrants (Series 2024), 5.500%, 10/1/2053	2,153,363
		TOTAL	3,293,363
		Alaska—0.0%
1,000,000	[1,2]	Alaska Industrial Development and Export Authority (Boys & Girls Home & Family Services, Inc.), Community Provider Revenue Bonds (Series 2007C), 6.000%, 12/1/2036	13,390
		Arizona—3.1%
650,000	[3]	Arizona State IDA (Basis Schools, Inc. Obligated Group), Education Revenue Bonds (Series 2017D), 5.000%, 7/1/2051	614,496
500,000	[3]	Arizona State IDA (Basis Schools, Inc. Obligated Group), Education Revenue Bonds (Series 2017G), 5.000%, 7/1/2051	472,690
1,000,000	[3]	Arizona State IDA (Doral Academy of Nevada FMMR), Education Revenue Bonds (Series 2019A), 5.000%, 7/15/2049	961,840
1,750,000	[3]	Arizona State IDA (Pinecrest Academy of Nevada), Horizon, Inspirada and St. Rose Campus Education Revenue Bonds (Series 2018A), 5.750%, 7/15/2048	1,768,063
1,000,000		Chandler, AZ IDA (Intel Corp.), Industrial Development Revenue Bonds (Series 2022-2), 5.000%, Mandatory Tender 9/1/2027	1,020,838
1,000,000		Maricopa County, AZ, IDA (Commercial Metals Corp.), Exempt Facilities Revenue Bonds (Series 2022), 4.000%, 10/15/2047	875,542
1,000,000	[3]	Maricopa County, AZ, IDA (Paradise Schools), Revenue Refunding Bonds, 5.000%, 7/1/2047	966,065
1,500,000		Phoenix, AZ IDA (GreatHearts Academies), Education Facility Revenue Bonds (Series 2014A), 5.000%, 7/1/2044	1,499,911
1,000,000		Phoenix, AZ IDA (GreatHearts Academies), Education Facility Revenue Bonds (Series 2016A), 5.000%, 7/1/2046	993,989
1,000,000	[3]	Pima County, AZ IDA (La Posada at Pusch Ridge), Senior Living Revenue Bonds (Series 2022A), 6.250%, 11/15/2035	1,064,001
1,000,000	[3]	Pima County, AZ IDA (La Posada at Pusch Ridge), Senior Living Revenue Bonds (Series 2022A), 7.000%, 11/15/2057	1,063,443
3,000,000		Salt Verde Financial Corp., AZ, Senior Gas Revenue Bonds (Series 2007), (Original Issue Yield: 5.100%), (Citigroup, Inc. GTD), 5.000%, 12/1/2037	3,182,618
		TOTAL	14,483,496
		Arkansas—0.3%
1,250,000		Arkansas Development Finance Authority (United States Steel Corp.), Environmental Improvement Revenue Bonds (Series 2022), 5.450%, 9/1/2052	1,269,694
		California—5.2%
2,250,000		California Municipal Finance Authority (Republic Services, Inc.), Solid Waste Disposal Revenue Bonds (Series 2023A), 4.375%, Mandatory Tender 9/1/2033	2,321,177
500,000	[3]	California Public Finance Authority (Kendal at Sonoma), Enso Village Senior Living Revenue Refunding Bonds (Series 2021A), 5.000%, 11/15/2046	453,618
750,000	[3]	California School Finance Authority (KIPP LA), School Facility Revenue Bonds (Series 2014A), 5.125%, 7/1/2044	750,264
565,000	[3]	California School Finance Authority (KIPP LA), School Facility Revenue Bonds (Series 2015A), 5.000%, 7/1/2045	566,676
500,000	[3]	California School Finance Authority (KIPP LA), School Facility Revenue Bonds (Series 2017A), 5.000%, 7/1/2047	502,310
2,000,000		California State Municipal Finance Authority (LINXS APM Project), Senior Lien Revenue Bonds (Series 2018A), 5.000%, 12/31/2043	2,003,857
1,000,000	[3]	California State School Finance Authority Charter School Revenue (Bright Star Schools-Obligated Group), Charter School Revenue Bonds (Series 2017), 5.000%, 6/1/2037	1,006,085
500,000	[3]	California State School Finance Authority Charter School Revenue (Rocketship Public Schools), Revenue Bonds (Series 2017G), 5.000%, 6/1/2047	483,731
580,000	[3]	California State School Finance Authority Charter School Revenue (Summit Public Schools Obligated Group), (Series 2017), (United States Treasury PRF 6/1/2027@100), 5.000%, 6/1/2053	600,057
520,000	[3]	California State School Finance Authority Charter School Revenue (Summit Public Schools Obligated Group), (Series 2017), 5.000%, 6/1/2053	479,341
900,000		California State, Various Purpose UT GO Bonds, 5.250%, 9/1/2047	994,461
2,250,000	[3]	California Statewide Communities Development Authority (Loma Linda University Medical Center), Revenue Bonds (Series 2016A), 5.000%, 12/1/2046	2,251,934

Principal Amount			Value
		MUNICIPAL BONDS—continued
		California—continued
$ 1,000,000		Community Facilities District No. 2017 of the County of Orange (CFD 2017-1 (Village of Esencia)), Improvement Area No.1 Special Tax Revenue Bonds (Series 2018A), 5.000%, 8/15/2042	$ 1,015,292
5,000,000	[4]	Golden State Tobacco Securitization Corp., CA, Subordinate Tobacco Settlement Asset-Backed Bonds (Series 2021B-2), 0.000%, 6/1/2066	544,580
1,590,000		Golden State Tobacco Securitization Corp., CA, Tobacco Settlement Asset-Backed Bonds (Series 2022), 5.000%, 6/1/2051	1,634,597
2,500,000		M-S-R Energy Authority, CA, Gas Revenue Bonds (Series 2009A), (Citigroup, Inc. GTD), 7.000%, 11/1/2034	3,009,753
1,000,000		Orange County, CA Community Facilities District No. 2023-1 (Rienda Phase 2B), Special Tax Bonds (Series 2023A), (Original Issue Yield: 5.550%), 5.500%, 8/15/2053	1,017,177
1,250,000		Orange County, CA Community Facilities District No.2016-1 (CFD 2016-1 (Village of Esencia)), Special Tax Revenue Bonds (Series 2016A), 5.000%, 8/15/2041	1,261,130
1,000,000		Palomar Health, CA Revenue, (Series 2016), 5.000%, 11/1/2039	926,865
1,000,000		Roseville, CA Special Tax (Fiddyment Ranch CFD No. 1), Special Tax Refunding Revenue Bonds (Series 2017), 5.000%, 9/1/2034	1,017,839
1,255,000		Roseville, CA Special Tax (Fiddyment Ranch CFD No. 5), Special Tax Revenue Bonds (Series 2021), 4.000%, 9/1/2050	1,064,980
600,000		San Francisco, CA City & County Airport Commission, Second Series Revenue Refunding Bonds (Series 2024A), 5.250%, 5/1/2044	646,221
		TOTAL	24,551,945
		Colorado—6.8%
1,000,000		Banning Lewis Ranch Metropolitan District No.4, LT GO Bonds (Series 2018A), 5.750%, 12/1/2048	1,000,763
1,000,000		Banning Lewis Ranch Regional Metropolitan District, LT GO Bonds (Series 2018A), 5.375%, 12/1/2048	962,916
1,500,000		Base Village Metropolitan District No. 2, LT GO Refunding Bonds (Series 2016A), 5.750%, 12/1/2046	1,504,839
500,000		Colorado Educational & Cultural Facilities Authority (Aspen View Academy), Charter School Revenue Bonds (Series 2021), 4.000%, 5/1/2061	403,907
2,000,000		Colorado Educational & Cultural Facilities Authority (James Irwin Educational Foundation), Charter School Revenue Bonds (Series 2022), 5.000%, 9/1/2062	1,946,041
1,000,000	[3]	Colorado Educational & Cultural Facilities Authority (Loveland Classical School), School Improvement Revenue Bonds (Series 2016), 5.000%, 7/1/2036	1,006,045
1,625,000		Colorado Educational & Cultural Facilities Authority (Skyview Academy), Charter School Refunding & Improvement Revenue Bonds (Series 2014), 5.500%, 7/1/2049	1,625,154
1,000,000		Colorado Educational & Cultural Facilities Authority (University Lab School), Charter School Refunding & Improvement Revenue Bonds (Series 2015), (Original Issue Yield: 5.020%), 5.000%, 12/15/2045	979,640
5,000,000		Colorado Health Facilities Authority (Advent Health System/Sunbelt Obligated Group), Hospital Revenue Bonds (Series 2021A), 4.000%, 11/15/2050	4,616,908
1,500,000		Colorado Health Facilities Authority (Christian Living Communities), Revenue Refunding Bonds (Series 2016), 5.000%, 1/1/2031	1,507,389
2,000,000		Colorado Health Facilities Authority (CommonSpirit Health), Revenue Bonds (Series 2024A), 5.000%, 12/1/2039	2,192,831
1,000,000		Colorado Health Facilities Authority (CommonSpirit Health), Revenue Bonds (Series 2024A), 5.250%, 12/1/2054	1,068,923
750,000		Denver, CO City & County Department of Aviation (Denver, CO City & County Airport Authority), Airport System Subordinate Revenue Bonds (Series 2023B), 5.500%, 11/15/2040	831,548
500,000		Denver, CO Convention Center Hotel Authority, Senior Revenue Refunding Bonds (Series 2016), 5.000%, 12/1/2040	502,381
1,000,000	[3]	Denver, CO Health & Hospital Authority, Revenue Refunding Bonds (Series 2017A), 5.000%, 12/1/2034	1,018,306
475,000		Eagle County, CO Air Terminal Corp., Revenue Refunding Bonds (Series 2011A), 6.000%, 5/1/2027	475,314
1,170,000		Hogback Metropolitan District, CO, LT GO Bonds (Series 2021A), 5.000%, 12/1/2051	995,154
1,500,000		Lakes at Centerra Metropolitan District No. 2, LT GO Refunding and Improvement Bonds (Series 2018A), 5.125%, 12/1/2037	1,547,037
2,500,000		North Range, CO Metropolitan District No. 2, LT GO and Special Revenue Refunding and Improvement Bonds (Series 2017A), 5.750%, 12/1/2047	2,460,016
2,000,000		Public Authority for Colorado Energy, Natural Gas Purchase Revenue Bonds (Series 2008), (Original Issue Yield: 6.630%), (Bank of America Corp. GTD), 6.250%, 11/15/2028	2,087,858
2,510,000		St. Vrain Lakes, CO Metropolitan District No.2, LT GO Senior Bonds (Series 2017A), 5.000%, 12/1/2037	2,450,206
735,000		Sterling Ranch, CO Community Authority Board (Sterling Ranch, CO Metropolitan District No.4 Subdistrict-A), LT Supported and Special Revenue Refunding Improvement Bonds (Series 2024A), 6.500%, 12/1/2054	748,501
		TOTAL	31,931,677
		Connecticut—0.4%
1,000,000		Connecticut Development Authority (Bombardier, Inc.), Airport Facility Revenue Bonds, 7.950%, 4/1/2026	1,000,192

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Connecticut—continued
$ 1,000,000		Steel Point Infrastructure Improvement District, Steelpointe Harbor Special Obligation Revenue Bonds (Series 2024), (Original Issue Yield: 6.090%), 6.000%, 4/1/2052	$ 1,043,867
		TOTAL	2,044,059
		Delaware—1.5%
1,600,000		Delaware EDA (Newark Charter School, Inc.), Charter School Revenue Bonds (Series 2021), 4.000%, 9/1/2041	1,425,162
3,000,000		Delaware Health Facilities Authority (Christiana Care Health Services), Revenue and Refunding Bonds (Series 2020A), 4.000%, 10/1/2049	2,821,902
3,000,000	[3]	Millsboro, DE Special Obligations (Plantation Lakes Special Development District), Special Tax Revenue Refunding Bonds (Series 2018), (Original Issue Yield: 5.140%), 5.125%, 7/1/2038	2,898,495
		TOTAL	7,145,559
		District of Columbia—0.9%
1,000,000		District of Columbia (Friendship Public Charter School, Inc.), Revenue Bonds (Series 2016A), 5.000%, 6/1/2046	982,307
1,000,000		District of Columbia (Ingleside at Rock Creek), Project Revenue Bonds (Series 2017A), (Original Issue Yield: 5.250%), 5.000%, 7/1/2052	888,459
1,000,000		District of Columbia (KIPP DC), Revenue Bonds (Series 2019), 4.000%, 7/1/2039	951,571
1,180,000		Washington Metropolitan Area Transit Authority, Dedicated Revenue Bonds (Series 2020A), 5.000%, 7/15/2045	1,242,595
		TOTAL	4,064,932
		Florida—9.6%
1,245,000		Alta Lakes, FL CDD, Special Assessment Bonds (Series 2019), 4.625%, 5/1/2049	1,131,937
120,000		Arborwood, FL CDD, Special Assessment Revenue Bonds (Series 2014A-1), (Original Issue Yield: 6.900%), 6.900%, 5/1/2036	120,042
450,000		Artisan Lakes East CDD, Capital Improvement Revenue Bonds (Series 2021-1), 4.000%, 5/1/2051	366,120
550,000		Artisan Lakes East CDD, Capital Improvement Revenue Bonds (Series 2021-2), 4.000%, 5/1/2052	444,284
1,365,000		Boggy Branch CDD, FL, Special Assessment Bonds (Series 2021), 4.000%, 5/1/2051	1,111,919
3,000,000		Broward County, FL (Broward County, FL Convention Center Hotel), First Tier Revenue Bonds (Series 2022), (Broward County, FL GTD), 5.500%, 1/1/2055	3,249,768
2,237,081	[1,2,3]	Collier County, FL IDA (Arlington of Naples), Continuing Care Community Revenue Bonds (Series 2013A), (Original Issue Yield: 8.375%), 8.250%, 5/15/2049	60,401
1,000,000	[3]	Florida Development Finance Corp. (Glenridge on Palmer Ranch), Senior Living Revenue and Refunding Bonds (Series 2021), 5.000%, 6/1/2051	824,502
1,000,000		Florida Development Finance Corp. (Mayflower Retirement Community), Senior Living Revenue Bonds (Series 2021A), 4.000%, 6/1/2055	631,935
1,000,000		Florida Development Finance Corp. (Shands Jacksonville Medical Center, Inc.), UFHealth Revenue Refunding Bonds (Series 2022A), 5.000%, 2/1/2052	871,954
1,000,000		Florida Development Finance Corp. (Tampa General Hospital), Healthcare Facilities Revenue Bonds (Series 2024A), 5.250%, 8/1/2055	1,036,241
500,000		Hacienda North CDD, Special Assessment Bonds (Series 2023), 6.300%, 5/1/2043	531,973
1,000,000		Hacienda North CDD, Special Assessment Bonds (Series 2023), 6.500%, 5/1/2053	1,062,199
1,000,000		Harbor Bay, FL CDD, Special Assessment District Area One (Series 2019A-1), (Original Issue Yield: 4.140%), 4.100%, 5/1/2048	837,333
265,000		Lakes of Sarasota CDD, Improvement Revenue Bonds Phase 1 Project (Series 2021A-1), 4.100%, 5/1/2051	219,487
160,000		Lakes of Sarasota CDD, Improvement Revenue Bonds Phase 1 Project (Series 2021A-2), (Original Issue Yield: 3.960%), 3.875%, 5/1/2031	155,781
555,000		Lakewood Ranch Stewardship District, FL (Indigo Expansion Area Project), Special Assessment Revenue Bonds (Series 2019), 4.000%, 5/1/2049	459,428
1,000,000		Lakewood Ranch Stewardship District, FL (Lakewood Centre North), Special Assessment Revenue Bonds (Series 2015), (Original Issue Yield: 4.960%), 4.875%, 5/1/2045	972,781
1,000,000		Lakewood Ranch Stewardship District, FL (Lakewood National & Polo Run), Special Assessment Bonds, (Original Issue Yield: 5.400%), 5.375%, 5/1/2047	1,012,825
750,000		Lakewood Ranch Stewardship District, FL (Northeast Sector Phase-2B), Special Assessment Revenue Bonds (Series 2020), 4.000%, 5/1/2050	616,629
1,000,000		Lakewood Ranch Stewardship District, FL (Northeast Sector Project - Phase 1B), Special Assessment Revenue Bonds (Series 2018), 5.450%, 5/1/2048	1,012,763
1,000,000		Lakewood Ranch Stewardship District, FL (Taylor Ranch), Special Assessment Revenue Bonds (Series 2023), 6.300%, 5/1/2054	1,042,491
1,075,000		Lakewood Ranch Stewardship District, FL (Villages of Lakewood Ranch South), Special Assessment Revenue Bonds (Series 2016), (Original Issue Yield: 5.160%), 5.125%, 5/1/2046	1,073,503
1,000,000		Lee County, FL IDA (Cypress Cove at Healthpark), Healthcare Facilities Revenue Bonds (Series 2022A), 5.250%, 10/1/2057	838,657

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Florida—continued
$ 1,000,000		LT Ranch, FL CDD (LT Ranch, FL CDD Phase IIA Assessment Area), Capital Improvement Revenue Bonds Phase IIA (Series 2022-2), (Original Issue Yield: 5.740%), 5.700%, 5/1/2053	$ 1,014,863
500,000		LT Ranch, FL CDD (LT Ranch, FL CDD Phase IIB Assessment Area), Capital Improvement Revenue Bonds Phase IIB (Series 2024), 5.500%, 5/1/2044	499,713
500,000		LT Ranch, FL CDD (LT Ranch, FL CDD Phase IIB Assessment Area), Capital Improvement Revenue Bonds Phase IIB (Series 2024), 5.850%, 5/1/2054	499,622
830,000		LT Ranch, FL CDD, Capital Improvement Revenue Bonds (Series 2019), 4.000%, 5/1/2050	685,925
2,000,000		Miami-Dade County, FL Aviation, Aviation Revenue Refunding Bonds (Series 2017B), 5.000%, 10/1/2040	2,032,303
745,000		Midtown Miami, FL CDD, Special Assessment & Revenue Refunding Bonds (Series 2014A), (Original Issue Yield: 5.250%), 5.000%, 5/1/2037	744,975
1,000,000		North River Ranch Improvement Stewardship District, Special Assessment Revenue Bonds (Series 2023A-1), 5.800%, 5/1/2043	1,009,109
1,000,000		North River Ranch Improvement Stewardship District, Special Assessment Revenue Bonds (Series 2023A-1), 6.000%, 5/1/2054	1,007,810
1,750,000	[3]	Polk County, FL IDA (Mineral Development, LLC), Secondary Phosphate Tailings Recovery Project Revenue Bonds (Series 2020), 5.875%, 1/1/2033	1,672,901
145,000	[1,2]	Reunion East CDD, FL, Special Assessment Bonds (Series 2002A-1), 7.375%, 5/1/2033	1
1,125,000		River Landing CDD, Capital Improvement Revenue Bonds (Series 2020A), (Original Issue Yield: 4.360%), 4.350%, 5/1/2051	967,564
900,000		Rivers Edge III CDD, Capital Improvement Revenue Bonds (Series 2021), 4.000%, 5/1/2051	723,922
1,250,000		Seminole County, FL IDA (Legacy Pointe at UCF), Retirement Facilities Revenue Bonds (Series 2019A), 5.750%, 11/15/2054	1,073,624
1,000,000		Shadowlawn, FL CDD, Special Assessment Revenue Bonds (Series 2024), 5.850%, 5/1/2054	984,064
740,000		Southern Grove, FL CDD #5, Special Assessment Bonds (Series 2021), 4.000%, 5/1/2048	629,064
585,000		Southern Grove, FL CDD #5, Special Assessment District Revenue Refunding Bonds (Series 2019), 4.000%, 5/1/2043	502,195
500,000		St. Johns County, FL IDA (Vicar’s Landing), Senior Living Revenue Bonds (Series 2021A), 4.000%, 12/15/2050	362,291
495,000		Talavera, FL CDD, Capital Improvement Revenue Bonds (Series 2019), 4.350%, 5/1/2040	453,226
770,000		Talavera, FL CDD, Capital Improvement Revenue Bonds (Series 2019), 4.500%, 5/1/2050	676,312
900,000		Three Rivers CDD, Special Assessment Refunding Bonds (Series 2023), (Original Issue Yield: 5.600%), 5.550%, 5/1/2043	909,015
900,000		Three Rivers CDD, Special Assessment Refunding Bonds (Series 2023), (Original Issue Yield: 5.800%), 5.750%, 5/1/2053	907,732
900,000		Tolomato CDD, FL, Special Assessment Refunding Bonds (Series 2019C), 4.400%, 5/1/2040	848,872
1,000,000		Tolomato CDD, FL, Special Assessment Refunding Bonds Subordinate Lien (Series 2019A-2), 4.250%, 5/1/2037	953,105
175,000		Tolomato CDD, FL, Special Assessment Revenue Bonds (Series 2015-2), (Original Issue Yield: 6.752%), (Step Coupon 11/1/2024@6.610%), 0.000%, 5/1/2040	169,996
190,000	[1,2]	Tolomato CDD, FL, Special Assessment Revenue Bonds (Series 2015-3), 6.610%, 5/1/2040	2
1,400,000		Tradition CDD No. 9, Special Assessment Community Infrastructure Bonds (Series 2021), 4.000%, 5/1/2052	1,109,634
905,000		Verandah West, FL CDD, Capital Improvement Revenue Refunding Bonds (Series 2013), (Original Issue Yield: 5.125%), 5.000%, 5/1/2033	905,254
1,500,000		Viera Stewardship District (Viera Stewardship District Village 2), Special Assessment Revenue Bonds (Series 2021), 4.000%, 5/1/2053	1,186,973
2,000,000		Willow Walk, FL CDD, Special Assessment Bonds (Series 2015), 5.625%, 5/1/2045	2,007,541
1,330,000		Windward at Lakewood Ranch, FL CDD, Capital Improvement Revenue Bonds (Series 2022), 4.250%, 5/1/2052	1,090,037
		TOTAL	45,312,598
		Georgia—0.9%
1,000,000		Fulton County, GA Residential Care Facilities (Lenbrook Square Foundation, Inc.), Retirement Facility Refunding Revenue Bonds (Series 2016), 5.000%, 7/1/2036	1,003,871
1,010,000		Geo. L. Smith II Georgia World Congress Center Authority, Convention Center Hotel Second Tier Revenue Bonds (Series 2021B), 5.000%, 1/1/2054	896,236
475,000		Municipal Electric Authority of Georgia, Plant Vogtle Units 3&4 Project M Bonds (Series 2021A), 5.000%, 1/1/2056	483,184
1,500,000		Municipal Electric Authority of Georgia, Plant Vogtle Units 3&4 Project M Revenue Refunding Bonds (Series 2023A), 5.250%, 7/1/2064	1,567,861
500,000		Rockdale County, GA Development Authority (Pratt Paper, LLC), Revenue Refunding Bonds (Series 2018), 4.000%, 1/1/2038	480,694
		TOTAL	4,431,846
		Idaho—0.9%
2,000,000		Idaho Health Facilities Authority (North Canyon Medical Center), Revenue and Refunding Bonds (Series 2023), 7.125%, 11/1/2057	2,043,412
3,000,000		Idaho Health Facilities Authority (Terraces of Boise), Exchange Revenue Refunding Bonds (Series 2021A), 4.550%, 10/1/2056	1,988,829

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Idaho—continued
$ 490,000		Idaho Health Facilities Authority (Terraces of Boise), Taxable Exchange Revenue Refunding Bonds (Series 2021B), 8.000%, 10/1/2028	$ 458,391
		TOTAL	4,490,632
		Illinois—9.4%
2,000,000		Chicago, IL Board of Education, UT GO Bonds (Series 2023A), 6.000%, 12/1/2049	2,189,273
3,300,000		Chicago, IL Board of Education, UT GO Dedicated Revenue Bonds (Series 2017A), (Original Issue Yield: 7.650%), 7.000%, 12/1/2046	3,550,676
1,000,000		Chicago, IL Board of Education, UT GO Dedicated Revenue Refunding Bonds (Series 2018A), 5.000%, 12/1/2030	1,034,356
1,000,000		Chicago, IL Board of Education, UT GO Dedicated Revenue Refunding Bonds (Series 2018A), 5.000%, 12/1/2031	1,033,490
2,750,000		Chicago, IL Board of Education, UT GO Dedicated Revenue Refunding Bonds (Series 2018A), 5.000%, 12/1/2033	2,835,472
1,400,000		Chicago, IL Board of Education, UT GO Dedicated Revenue Refunding Bonds (Series 2018A), 5.000%, 12/1/2034	1,439,694
1,000,000		Chicago, IL Midway Airport, Senior Lien Airport Revenue and Revenue Refunding Bonds (Series 2023A), 5.750%, 1/1/2048	1,094,572
1,000,000		Chicago, IL Midway Airport, Senior Lien Airport Revenue and Revenue Refunding Bonds (Series 2023C), 5.000%, 1/1/2033	1,068,846
1,000,000		Chicago, IL Midway Airport, Senior Lien Airport Revenue and Revenue Refunding Bonds (Series 2023C), 5.000%, 1/1/2039	1,053,652
1,125,000		Chicago, IL O’Hare International Airport (TrIPs Obligated Group), Senior Special Facilities Revenue Bonds (Series 2018), 5.000%, 7/1/2048	1,118,484
1,000,000		Chicago, IL O’Hare International Airport, General Airport Senior Lien Revenue Bonds (Series 2022A), 5.500%, 1/1/2055	1,057,975
1,475,000		Chicago, IL, UT GO Bonds (Series 2019A), 5.500%, 1/1/2049	1,516,998
1,250,000		Chicago, IL, UT GO Bonds (Series 2023A), 5.500%, 1/1/2039	1,351,746
2,683,000		Chicago, IL, UT GO Exchanged Bonds (Series 2021B), 4.000%, 1/1/2038	2,602,615
1,333,000		Chicago, IL, UT GO Exchanged Bonds (Series 2021B), 4.000%, 1/1/2044	1,216,227
313,000		DuPage County, IL (Naperville Campus LLC), Special Tax Bonds (Series 2006), 5.625%, 3/1/2036	307,427
2,000,000		Illinois Finance Authority (Admiral at the Lake), Revenue Refunding Bonds (Series 2017), (Original Issue Yield: 5.350%), 5.250%, 5/15/2042	1,664,986
1,100,000		Illinois Finance Authority (Lutheran Life Communities), Revenue Bonds (Series 2019A), 5.000%, 11/1/2049	810,401
1,250,000		Illinois Finance Authority (Noble Network of Charter Schools), Education Revenue Bonds (Series 2015), 5.000%, 9/1/2032	1,251,261
1,100,000		Illinois Finance Authority (Rogers Park Montessori School Project), Senior Revenue Bonds (Series 2014A), 6.125%, 2/1/2045	1,100,235
8,000,000		Illinois State, UT GO Bonds (Series 2017D), 5.000%, 11/1/2028	8,288,526
1,000,000		Illinois State, UT GO Bonds (Series 2020C), (Original Issue Yield: 4.340%), 4.000%, 10/1/2041	945,759
1,000,000		Illinois State, UT GO Bonds (Series 2022A), 5.500%, 3/1/2042	1,093,310
530,000		Illinois State, UT GO Bonds (Series 2023B), 5.500%, 5/1/2047	570,289
1,000,000		Illinois State, UT GO Bonds (Series 2024B), 5.250%, 5/1/2045	1,076,830
600,000		Illinois State, UT GO Refunding Bonds (Series 2021A), 5.000%, 3/1/2046	621,687
2,000,000		Metropolitan Pier & Exposition Authority, IL, McCormick Place Expansion Project Bonds (Series 2015A), 5.500%, 6/15/2053	2,019,922
2,000,000	[4]	Metropolitan Pier & Exposition Authority, IL, McCormick Place Expansion Project Bonds (Series 2017A), (Original Issue Yield: 0.000%), 12/15/2056	347,707
		TOTAL	44,262,416
		Indiana—1.2%
915,000		Indiana State Finance Authority (KIPP Indianapolis), Revenue Bonds (Series 2020A), 5.000%, 7/1/2055	832,644
1,670,000		Indianapolis, IN Local Public Improvement Bond Bank (Indiana Convention Center Hotel), Senior Revenue Bonds (Series 2023E), (Original Issue Yield: 6.170%), 6.000%, 3/1/2053	1,807,372
1,000,000		Indianapolis, IN Local Public Improvement Bond Bank (Indiana Convention Center Hotel), Senior Revenue Bonds (Series 2023E), (Original Issue Yield: 6.270%), 6.125%, 3/1/2057	1,082,445
1,000,000		Indianapolis, IN Local Public Improvement Bond Bank (Indiana Convention Center Hotel), Subordinate Revenue Bonds (Series 2023F-2), (Original Issue Yield: 8.200%), 7.750%, 3/1/2067	1,060,297
750,000		Valparaiso, IN (Pratt Paper (IN), LLC), Exempt Facilities Revenue Bonds (Series 2024), 5.000%, 1/1/2054	764,844
		TOTAL	5,547,602
		Iowa—1.5%
879,539		Iowa Finance Authority (Deerfield Retirement Community, Inc.), Lifespace GTD Senior Living Facility Revenue Refunding Bonds (Series 2014A), (United States Treasury PRF 11/15/2024@100), 5.400%, 11/15/2046	885,375
2,930,000		Iowa Finance Authority (Iowa Fertilizer Co. LLC), Midwestern Disaster Area Revenue Refunding Bonds (Series 2022), 5.000%, 12/1/2050	3,056,768
2,930,000		Tobacco Settlement Financing Corp., IA, Tobacco Settlement Asset-Backed Senior Current Interest Bonds (Series 2021A-2 Class 1), 4.000%, 6/1/2049	2,579,615

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Iowa—continued
$ 410,000		Tobacco Settlement Financing Corp., IA, Tobacco Settlement Asset-Backed Senior Current Interest Bonds (Series 2021B-1 Class 2), 4.000%, 6/1/2049	$ 398,427
10,000		Xenia Rural Water District, Water Revenue Refunding Capital Loan Notes (Series 2016), (United States Treasury PRF 12/1/2026@100), 5.000%, 12/1/2041	10,357
		TOTAL	6,930,542
		Kentucky—1.0%
375,000		Henderson, KY (Pratt Paper, LLC), Exempt Facilities Revenue Bonds (Series 2022), 4.700%, 1/1/2052	373,836
1,000,000		Kentucky Economic Development Finance Authority (Miralea), Revenue Bonds (Series 2016A), 5.000%, 5/15/2046	759,089
2,000,000		Kentucky Economic Development Finance Authority (Miralea), Revenue Bonds (Series 2016A), 5.000%, 5/15/2051	1,470,292
1,000,000		Louisville & Jefferson County, KY Metropolitan Government (Norton Healthcare, Inc.), Health System Revenue Bonds (Series 2023A), 5.000%, 10/1/2040	1,066,205
1,000,000		Louisville & Jefferson County, KY Metropolitan Government (Norton Healthcare, Inc.), Health System Revenue Bonds (Series 2023A), 5.000%, 10/1/2041	1,058,145
		TOTAL	4,727,567
		Louisiana—1.2%
1,000,000		Calcasieu Parish, LA Memorial Hospital Service District (Lake Charles Memorial Hospital), Hospital Revenue Refunding Bonds (Series 2019), 5.000%, 12/1/2039	930,554
30,000		Louisiana Public Facilities Authority (Ochsner Clinic Foundation), Refunding Revenue Bonds (Series 2016), (United States Treasury PRF 5/15/2026@100), 5.000%, 5/15/2047	30,748
970,000		Louisiana Public Facilities Authority (Ochsner Clinic Foundation), Refunding Revenue Bonds (Series 2016), 5.000%, 5/15/2047	976,164
600,000		Louisiana Stadium and Exposition District, Senior Revenue Bonds (Series 2023A), 5.000%, 7/1/2048	631,485
2,000,000		Louisiana Stadium and Exposition District, Senior Revenue Bonds (Series 2023A), 5.250%, 7/1/2053	2,138,535
1,000,000		St. James Parish, LA (NuStar Logistics LP), Revenue Bonds (Series 2008), 6.100%, Mandatory Tender 6/1/2030	1,092,176
		TOTAL	5,799,662
		Maine—0.6%
1,000,000		Maine Health & Higher Educational Facilities Authority (Northern Light Health Obligated Group), Revenue Bonds (Series 2016A), 5.000%, 7/1/2046	888,767
2,000,000	[3]	Maine State Finance Authority Solid Waste Disposal (Casella Waste Systems, Inc.), Revenue Bonds (Series 2005R-3), 5.250%, 1/1/2025	2,004,417
		TOTAL	2,893,184
		Maryland—2.0%
955,000		Baltimore, MD (East Baltimore Research Park), Special Obligation Revenue Refunding Bonds (Series 2017A), 5.000%, 9/1/2038	940,109
500,000		Baltimore, MD (Harbor Point), Special Obligation Refunding Bonds (Series 2016), (Original Issue Yield: 5.160%), 5.125%, 6/1/2043	487,482
1,855,000		Frederick County, MD (Jefferson Technology Park), Tax Increment & Special Tax Limited Obligation Refunding Bonds (Series 2020B), 4.625%, 7/1/2043	1,735,432
1,060,000		Maryland State Economic Development Corp. (CONSOL Energy, Inc.), Port Facilities Refunding Revenue Bonds (Series 2010), 5.750%, 9/1/2025	1,067,411
1,000,000		Maryland State Economic Development Corp. (Port Covington District), Special Obligation Bonds (Series 2020), 4.000%, 9/1/2050	793,300
200,000		Maryland State Economic Development Corp. (Ports America Chesapeake, Inc. ), Transportation Facilities Revenue Refunding Bonds (Series 2017A), 5.000%, 6/1/2032	207,593
450,000		Maryland State Economic Development Corp. (Ports America Chesapeake, Inc.), Transportation Facilities Revenue Refunding Bonds (Series 2017A), 5.000%, 6/1/2035	466,978
2,000,000		Prince Georges County, MD Revenue Authority (Suitland-Naylor Road Project), Special Obligation Bonds (Series 2016), 5.000%, 7/1/2046	1,941,901
1,000,000		Rockville, MD Mayor & City Council (Ingleside at King Farm), Economic Development Revenue Bonds (Series 2017B), 5.000%, 11/1/2042	945,841
1,000,000		Westminster, MD (Lutheran Village at Miller’s Grant, Inc.), Revenue Bonds (Series 2014A), (Original Issue Yield: 6.300%), 6.250%, 7/1/2044	999,944
		TOTAL	9,585,991
		Massachusetts—0.2%
1,000,000	[3]	Massachusetts Development Finance Agency (Newbridge on the Charles), Revenue Refunding Bonds (Series 2017), 5.000%, 10/1/2057	968,416

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Michigan—2.1%
$ 1,000,000		Detroit, MI, UT GO Bonds (Series 2020), 5.500%, 4/1/2050	$ 1,034,632
250,000		Detroit, MI, UT GO Bonds (Series 2023A), 6.000%, 5/1/2043	275,515
1,500,000		Great Lakes, MI Water Authority (Great Lakes, MI Water Authority Water Supply System), Water Supply System Revenue Refunding Bonds (Series 2024A), 5.000%, 7/1/2034	1,694,680
1,500,000		Michigan State Finance Authority (Great Lakes, MI Water Authority Sewage Disposal System), Revenue Refunding Senior Lien Bonds (Series 2024A), 5.000%, 7/1/2033	1,681,354
1,000,000		Michigan State Finance Authority (Great Lakes, MI Water Authority Sewage Disposal System), Senior Lien Revenue Bonds (Series 2014 C-7), (National Public Finance Guarantee Corporation INS), 5.000%, 7/1/2032	1,000,940
1,000,000		Michigan State Finance Authority (Great Lakes, MI Water Authority Water Supply System), Senior Lien Revenue Bonds (Series 2014 D-6), (National Public Finance Guarantee Corporation INS), 5.000%, 7/1/2036	1,000,449
1,000,000		Michigan State Finance Authority (Provident Group - HFH Energy LLC), Act 38 Facilities Senior Revenue Bonds (Series 2024), 5.500%, 2/28/2057	1,073,932
1,500,000		Plymouth, MI Educational Center Charter School, Public School Academy Revenue Refunding Bonds, Series 2005, 5.625%, 11/1/2035	915,000
1,085,000		Wayne County, MI Airport Authority, Airport Revenue Bonds (Series 2014C), 5.000%, 12/1/2034	1,087,216
		TOTAL	9,763,718
		Minnesota—2.4%
750,000		Baytown Township, MN (St. Croix Preparatory Academy), Charter School Lease Revenue Refunding Bonds (Series 2016A), 4.000%, 8/1/2041	642,012
1,100,000		Baytown Township, MN (St. Croix Preparatory Academy), Charter School Lease Revenue Refunding Bonds (Series 2016A), 4.250%, 8/1/2046	925,646
1,700,000		Forest Lake, MN (Lakes International Language Academy), Charter School Lease Revenue Bonds (Series 2014A), 5.750%, 8/1/2044	1,700,927
1,000,000		Forest Lake, MN (Lakes International Language Academy), Charter School Lease Revenue Bonds (Series 2018A), 5.375%, 8/1/2050	984,707
3,000,000	[3]	Minneapolis, MN Charter School Lease Revenue (Twin Cities International School), (Series 2017A), (Original Issue Yield: 5.150%), 5.000%, 12/1/2047	2,854,647
2,000,000		St. Cloud, MN Charter School (Stride Academy), Lease Revenue Bonds (Series 2016A), 5.000%, 4/1/2046	1,631,438
2,000,000		St. Paul and Ramsey County, MN Housing and Redevelopment Authority (Twin Cities Academy), Charter School Lease Revenue Bonds (Series 2015A), 5.375%, 7/1/2050	1,934,535
325,000		Winona, MN Port Authority (Bluffview Montessori School Project), Lease Revenue Bonds (Series 2016A), 4.500%, 6/1/2036	281,473
750,000		Winona, MN Port Authority (Bluffview Montessori School Project), Lease Revenue Bonds (Series 2016A), 4.750%, 6/1/2046	619,199
		TOTAL	11,574,584
		Missouri—0.6%
400,000		Cape Girardeau County, MO IDA (SoutheastHEALTH Obligated Group), Health Facilities Revenue Bonds (Series 2021), 4.000%, 3/1/2046	368,423
2,000,000	[3]	Kansas City, MO Redevelopment Authority (Kansas City Convention Center Headquarters Hotel CID), Revenue Bonds (Series 2018B), (Original Issue Yield: 5.079%), 5.000%, 2/1/2050	1,820,743
1,000,000		Kirkwood, MO IDA (Aberdeen Heights Project), Retirement Community Revenue Bonds (Series 2017A), 5.250%, 5/15/2050	797,907
		TOTAL	2,987,073
		Montana—0.4%
900,000		Kalispell, MT Housing and Healthcare Facilities (Immanuel Lutheran Corp.), Revenue Bonds (Series 2017A), 5.250%, 5/15/2047	739,934
1,425,000		Kalispell, MT Housing and Healthcare Facilities (Immanuel Lutheran Corp.), Revenue Bonds (Series 2017A), 5.250%, 5/15/2052	1,141,271
		TOTAL	1,881,205
		Nevada—1.6%
905,000	[3]	Director of the State of Nevada Department of Business and Industry (Doral Academy of Nevada CS), Charter School Revenue Bonds (Series 2017A), 5.000%, 7/15/2047	855,730
1,000,000	[3]	Director of the State of Nevada Department of Business and Industry (Somerset Academy of Las Vegas), Charter School Lease Revenue Bonds (Series 2018A), 5.000%, 12/15/2038	990,898
885,000		Las Vegas, NV (Summerlin Village 24 SID No. 812), Local Improvement Bonds (Series 2015), 5.000%, 12/1/2035	881,638
490,000		Las Vegas, NV (Summerlin Village 25 SID No. 815), Local Improvement Bonds (Series 2020), 5.000%, 12/1/2049	449,583
1,500,000		Las Vegas, NV Redevelopment Agency, Tax Increment Revenue Refunding Bonds (Series 2016), 5.000%, 6/15/2045	1,504,706
760,000		Las Vegas, NV SID #611 (Sunstone Phase I and II), Local Improvement Bonds (Series 2020), (Original Issue Yield: 4.170%), 4.125%, 6/1/2050	616,877

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Nevada—continued
$ 450,000		Las Vegas, NV SID No. 613 (Sunstone Phases III and IV), Local Improvement Bonds (Series 2024), (Original Issue Yield: 5.330%), 5.250%, 12/1/2047	$ 443,643
500,000		Las Vegas, NV SID No. 613 (Sunstone Phases III and IV), Local Improvement Bonds (Series 2024), 5.500%, 12/1/2053	500,521
1,170,000		Las Vegas, NV SID No. 814 (Summerlin Villages 21 & 24A), Local Improvement Bonds (Series 2019), 4.000%, 6/1/2049	917,133
640,000		North Las Vegas, NV SID No. 64 (Valley Vista), Local Improvement Bonds (Series 2019), 4.625%, 6/1/2049	589,683
		TOTAL	7,750,412
		New Hampshire—0.3%
100,000		National Finance Authority, NH (Covanta Energy Corp.), Resource Recovery Revenue Refunding Bonds (Series 2020B), 3.750%, Mandatory Tender 7/2/2040	80,795
990,771		National Finance Authority, NH, Municipal Certificates (Series 2023-2 Class A), (Original Issue Yield: 4.650%), 3.875%, 1/20/2038	906,030
499,112		National Finance Authority, NH, Municipal Certificates (Series 2024-1 Class A), (Original Issue Yield: 4.510%), 4.250%, 7/20/2041	486,411
937,854	[1,2,3]	New Hampshire Health and Education Facilities Authority (Hillside Village), Revenue Bonds (Series 20017A), (Original Issue Yield: 6.375%), 6.125%, 7/1/2052	94
		TOTAL	1,473,330
		New Jersey—3.1%
1,280,000		New Jersey EDA (New Jersey State), Motor Vehicle Surcharge Subordinate Revenue Refunding Bonds (Series 2017A), 5.000%, 7/1/2033	1,301,848
180,000		New Jersey EDA (New Jersey State), School Facilities Construction Bonds (Series 2015 WW), (United States Treasury PRF 6/15/2025@100), 5.250%, 6/15/2040	183,207
185,000		New Jersey EDA (New Jersey State), School Facilities Construction Refunding Bonds (Series 2018EEE), (United States Treasury PRF 12/15/2028@100), 5.000%, 6/15/2043	198,606
315,000		New Jersey EDA (New Jersey State), School Facilities Construction Refunding Bonds (Series 2018EEE), 5.000%, 6/15/2043	324,607
1,335,000		New Jersey EDA (Port Newark Container Terminal LLC), Special Facilities Revenue and Refunding Bonds (Series 2017), 5.000%, 10/1/2047	1,344,073
1,000,000		New Jersey EDA (UMM Energy Partners LLC), Energy Facility Revenue Bonds (Series 2012A), (Original Issue Yield: 5.190%), 5.125%, 6/15/2043	987,312
2,500,000		New Jersey EDA (United Airlines, Inc.), Special Facility Revenue Bonds (Series 1999), 5.250%, 9/15/2029	2,502,819
1,000,000		New Jersey State Transportation Trust Fund Authority (New Jersey State), Transportation System Bonds (Series 2018A), 5.000%, 12/15/2034	1,051,478
750,000		New Jersey State, Covid-19 GO Emergency Bonds (Series 2020A), 4.000%, 6/1/2032	779,256
1,000,000		Newark, NJ, Mass Transit Access Tax Revenue Bonds (Series 2022), (Assured Guaranty Municipal Corp. INS), 6.000%, 11/15/2062	1,117,806
500,000		South Jersey Port Corp., Subordinate Marine Terminal Revenue Bonds (Series 2017B), 5.000%, 1/1/2048	506,817
4,295,000		Tobacco Settlement Financing Corp., NJ, Tobacco Settlement Asset-Backed Subordinate Refunding Bonds (Series 2018B), 5.000%, 6/1/2046	4,322,727
		TOTAL	14,620,556
		New York—5.1%
1,835,000		Albany Capital Resource Corporation (KIPP Capital Region Public Charter Schools), Revenue Bonds (Series 2024), 5.000%, 6/1/2064	1,831,609
900,000	[3]	Build NYC Resource Corporation (Albert Einstein School of Medicine, Inc.), Revenue Bonds (Series 2015), 5.500%, 9/1/2045	900,618
1,000,000		Build NYC Resource Corporation (KIPP NYC Canal West), Revenue Bonds (Series 2022), 5.250%, 7/1/2062	1,015,035
4,675,000	[4]	Glen Cove, NY Local Economic Assistance Corp. (Garvies Point Public Improvement Project), Capital Appreciation Revenue Bonds (Series 2016B), (Original Issue Yield: 6.000%), 0.000%, 1/1/2045	1,277,578
1,000,000	[3]	Monroe County, NY IDC (True North Rochester Preparatory Charter School), Charter School Revenue Bonds (Series 2020A), 5.000%, 6/1/2059	996,610
1,365,028	[1,2]	Nassau County, NY IDA (Amsterdam at Harborside), Continuing Care Retirement Community Revenue Bonds (Series 2021B), 5.000%, 1/1/2058	408,751
500,000		New York City, NY Transitional Finance Authority, Future Tax Secured Subordinate Bonds (Series 2020C-1), 4.000%, 5/1/2045	484,237
1,000,000		New York Counties Tobacco Trust VI, Tobacco Settlement Pass-Through Bonds (Series 201A-2B), 5.000%, 6/1/2051	896,037
1,000,000		New York State Power Authority, Revenue Bonds (Series 2020A), 4.000%, 11/15/2060	922,470
665,000		New York Transportation Development Corporation (American Airlines, Inc.), Special Facilities Revenue Refunding Bonds (Series 2021), 3.000%, 8/1/2031	620,918
1,535,000		New York Transportation Development Corporation (American Airlines, Inc.), Special Facility Revenue Refunding Bonds (Series 2016), 5.000%, 8/1/2026	1,535,479

Principal Amount			Value
		MUNICIPAL BONDS—continued
		New York—continued
$ 455,000		New York Transportation Development Corporation (American Airlines, Inc.), Special Facility Revenue Refunding Bonds (Series 2016), 5.000%, 8/1/2031	$ 455,042
1,000,000		New York Transportation Development Corporation (Delta Air Lines, Inc.), LaGuardia Airport Terminals Special Facilities Revenue Bonds (Series 2018), 5.000%, 1/1/2033	1,031,038
1,500,000		New York Transportation Development Corporation (Delta Air Lines, Inc.), LaGuardia Airport Terminals Special Facilities Revenue Bonds (Series 2020), (Original Issue Yield: 4.550%), 4.375%, 10/1/2045	1,455,809
2,250,000		New York Transportation Development Corporation (Delta Air Lines, Inc.), LaGuardia Airport Terminals Special Facilities Revenue Bonds (Series 2023), 6.000%, 4/1/2035	2,555,583
1,000,000		New York Transportation Development Corporation (Empire State Thruway Partners LLC), Exempt Facility Revenue Bonds (Series 2021), 4.000%, 10/31/2046	836,965
865,000		New York Transportation Development Corporation (JFK International Air Terminal LLC), Special Facilities Revenue Bonds (Series 2020A), 4.000%, 12/1/2042	807,196
1,800,000		New York Transportation Development Corporation (JFK International Air Terminal LLC), Special Facilities Revenue Bonds (Series 2020C), 4.000%, 12/1/2040	1,733,181
1,000,000		New York Transportation Development Corporation (JFK International Air Terminal LLC), Special Facilities Revenue Bonds (Series 2022), 5.000%, 12/1/2041	1,037,060
500,000		New York Transportation Development Corporation (JFK International Airport New Terminal One Project), Special Facilities Revenue Bonds (Series 2023), 6.000%, 6/30/2054	548,108
1,000,000		Niagara Area Development Corporation, NY (Covanta Energy Corp.), Solid Waste Disposal Facility Revenue Refunding Bonds (Series 2018A), 4.750%, 11/1/2042	911,168
1,000,000		Suffolk County, NY Off-Track Betting Corp., Revenue Bonds (Series 2024), (Original Issue Yield: 6.100%), 6.000%, 12/1/2053	1,033,721
1,000,000		TSASC, Inc. NY, Tobacco Settlement Asset Backed Senior Refunding Bonds (Series 2017A), 5.000%, 6/1/2041	1,013,859
		TOTAL	24,308,072
		North Carolina—0.3%
1,500,000		North Carolina State Turnpike Authority, Triangle Expressway System Senior Lien Turnpike Revenue Refunding Bonds (Series 2024), (Assured Guaranty Municipal Corp. INS), 5.000%, 1/1/2058	1,576,781
		Ohio—3.0%
7,600,000		Buckeye Tobacco Settlement Financing Authority, OH, Tobacco Settlement Asset-Backed Refunding Bonds (Series 2020B-2 Class 2), 5.000%, 6/1/2055	6,799,817
1,000,000		Cuyahoga County, OH Hospital Authority (MetroHealth System), Hospital Revenue Bonds (Series 2017), 5.500%, 2/15/2057	1,010,410
2,000,000		Muskingum County, OH (Genesis Healthcare Corp.), Hospital Facilities Revenue Bonds (Series 2013), (Original Issue Yield: 5.080%), 5.000%, 2/15/2044	1,832,148
1,800,000	[3]	Ohio Air Quality Development Authority (AMG Vanadium LLC), Exempt Facilities Revenue Bonds (Series 2019), 5.000%, 7/1/2049	1,599,971
1,000,000		Ohio Air Quality Development Authority (Pratt Paper, LLC), Exempt Facilities Revenue Bonds (Series 2017), 4.500%, 1/15/2048	970,217
1,125,000		Ohio State Hospital Revenue (University Hospitals Health System, Inc.), Hospital Revenue Bonds (Series 2016A), 5.000%, 1/15/2041	1,134,319
1,000,000		Ohio State Treasurer (Portsmouth Gateway Group LLC), Private Activity Revenue Bonds (Series 2015), 5.000%, 6/30/2053	995,415
		TOTAL	14,342,297
		Oklahoma—0.9%
2,315,000		Oklahoma Development Finance Authority (OU Medicine), Hospital Revenue Bonds (Series 2018B), 5.500%, 8/15/2057	2,359,151
1,750,000		Tulsa County, OK Industrial Authority (Montereau, Inc.), Senior Living Community Revenue Refunding Bonds (Series 2017), 5.250%, 11/15/2045	1,723,388
		TOTAL	4,082,539
		Oregon—0.4%
440,000		Clackamas County, OR Hospital Facilities Authority (Mary’s Woods at Marylhurst, Inc.), Senior Living Revenue Bonds (Series2018A), 5.000%, 5/15/2038	420,816
635,000		Clackamas County, OR Hospital Facilities Authority (Mary’s Woods at Marylhurst, Inc.), Senior Living Revenue Bonds (Series2018A), 5.000%, 5/15/2043	580,443
400,000		Clackamas County, OR Hospital Facilities Authority (Mary’s Woods at Marylhurst, Inc.), Senior Living Revenue Bonds (Series2018A), 5.000%, 5/15/2048	351,342
500,000		Clackamas County, OR Hospital Facilities Authority (Mary’s Woods at Marylhurst, Inc.), Senior Living Revenue Bonds (Series2018A), 5.000%, 5/15/2052	429,011
		TOTAL	1,781,612

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Pennsylvania—4.5%
$ 800,000	[3]	Allentown, PA Neighborhood Improvement Zone Development Authority, City Center Project Tax Revenue Bonds (Series 2024), 5.000%, 5/1/2042	$ 790,035
2,000,000		Bucks County, PA IDA (School Lane Charter School), (Series 2016A), 5.125%, 3/15/2046	1,875,111
1,200,000		Chester County, PA IDA (Avon Grove Charter School), Revenue Bonds (Series 2017A), 5.000%, 12/15/2047	1,126,543
800,000		Chester County, PA IDA (Avon Grove Charter School), Revenue Bonds (Series 2017A), 5.000%, 12/15/2051	736,379
1,000,000		Clairton Municipal Authority, PA, Sewer Revenue Bonds (Series 2012B), (Original Issue Yield: 5.050%), 5.000%, 12/1/2042	1,000,025
3,000,000		Lehigh County, PA General Purpose Authority (Lehigh Valley Academy Regional Charter School), Charter School Revenue Bonds (Series 2022), 4.000%, 6/1/2057	2,359,879
4,000,000		Northampton County, PA General Purpose Authority (St. Luke’s University Health Network), Hospital Revenue Bonds (Series 2024-A1), 5.250%, 8/15/2053	4,235,137
2,000,000		Pennsylvania Economic Development Financing Authority (National Gypsum Co.), Exempt Facilities Refunding Revenue Bonds (Series 2014), 5.500%, 11/1/2044	2,003,345
1,250,000		Pennsylvania Economic Development Financing Authority (Pennsylvania Rapid Bridge Replacement), Tax-Exempt Private Activity Revenue Bonds (Series 2015), 5.000%, 12/31/2038	1,251,502
2,000,000		Pennsylvania Economic Development Financing Authority (The Penndot Major Bridges Package One Project), Revenue Bonds (Series 2022), (Original Issue Yield: 5.080%), 6.000%, 6/30/2061	2,191,000
670,000		Philadelphia, PA Authority for Industrial Development (PresbyHomes Germantown/Morrisville), Senior Living Revenue Bonds (Series 2005A), 5.625%, 7/1/2035	683,061
1,000,000		Philadelphia, PA Water & Wastewater System, Water and Wastewater Revenue Bonds (Series 2017A), 5.000%, 10/1/2052	1,016,431
2,000,000		Philadelphia, PA, GO Bonds (Series 2015B), 5.000%, 8/1/2033	2,020,322
		TOTAL	21,288,770
		Puerto Rico—7.9%
2,663,216	[4]	Commonwealth of Puerto Rico, GO CVI Bonds, 0.000%, 11/1/2043	1,651,194
1,000,000		Commonwealth of Puerto Rico, UT GO Restructured Bonds (Series 2022A), 4.000%, 7/1/2037	967,283
3,000,000		Commonwealth of Puerto Rico, UT GO Restructured Bonds (Series 2022A), 4.000%, 7/1/2041	2,778,511
1,000,000		Commonwealth of Puerto Rico, UT GO Restructured Bonds (Series 2022A), 4.000%, 7/1/2046	900,617
2,000,000		Commonwealth of Puerto Rico, UT GO Restructured Bonds (Series 2022A), 5.750%, 7/1/2031	2,225,547
4,000,000	[3]	Puerto Rico Commonwealth Aqueduct & Sewer Authority, Revenue Refunding Bonds (Series 2021B), 4.000%, 7/1/2042	3,688,920
4,000,000	[1,2]	Puerto Rico Electric Power Authority, Power Revenue Bonds PSA (Series 2010 XX), 5.250%, 7/1/2040	1,050,000
995,000	[1,2]	Puerto Rico Electric Power Authority, Power Revenue Bonds PSA (Series 2012A), 5.050%, 7/1/2042	261,187
310,000	[1,2]	Puerto Rico Electric Power Authority, Power Revenue Bonds PSA (Series 2013A), 7.000%, 7/1/2033	81,375
195,000	[1,2]	Puerto Rico Electric Power Authority, Power Revenue Bonds RSA (Series 2013A), (Original Issue Yield: 7.070%), 7.000%, 7/1/2040	51,188
2,500,000	[1,2]	Puerto Rico Electric Power Authority, Power Revenue Bonds RSA (Series 2013A), (Original Issue Yield: 7.120%), 7.000%, 7/1/2043	656,250
6,764,000	[4]	Puerto Rico Sales Tax Financing Corp., Restructured Capital Appreciation Sales Tax Bonds (Series 2019A-1), 0.000%, 7/1/2051	1,599,785
15,340,000		Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Bonds (Series 2019A), (Original Issue Yield: 5.154%), 5.000%, 7/1/2058	15,289,541
6,000,000		Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Bonds (Series 2019A-2), 4.784%, 7/1/2058	5,917,325
		TOTAL	37,118,723
		Rhode Island—0.7%
500,000		Rhode Island State Health and Educational Building Corp. (Lifespan Obligated Group), Hospital Financing Revenue Refunding Bonds (Series 2016), 5.000%, 5/15/2039	502,818
2,730,000		Tobacco Settlement Financing Corp., RI, Tobacco Settlement Asset-Backed Bonds (Series 2015B), 5.000%, 6/1/2050	2,731,279
		TOTAL	3,234,097
		South Carolina—1.2%
1,000,000		Berkeley County, SC (Nexton Improvement District), Assessment Revenue Bonds (Series 2019), (Original Issue Yield: 4.280%), 4.250%, 11/1/2040	853,662
1,150,000	[3]	South Carolina Jobs-EDA (Green Charter Schools), Educational Facilities Revenue Refunding Bonds (Series 2021A), 4.000%, 6/1/2046	836,885
1,000,000	[3]	South Carolina Jobs-EDA (Seafields at Kiawah Island), Retirement Community Revenue Bonds (Series 2023A), 7.500%, 11/15/2053	1,040,393
1,000,000	[3]	South Carolina Jobs-EDA (Seafields at Kiawah Island), Retirement Community Revenue Bonds TEMPS-75 (Series 2023B-1), 5.750%, 11/15/2029	983,031

Principal Amount			Value
		MUNICIPAL BONDS—continued
		South Carolina—continued
$ 1,000,000		South Carolina Jobs-EDA (South Carolina Episcopal Home at Still Hopes), Residential Care Facilities Revenue and Revenue Refunding Bonds (Series 2018A), 5.000%, 4/1/2038	$ 923,654
1,000,000		South Carolina Jobs-EDA (South Carolina Episcopal Home at Still Hopes), Residential Care Facilities Revenue Bonds (Series 2017), 5.000%, 4/1/2052	832,563
		TOTAL	5,470,188
		South Dakota—0.4%
1,000,000		Sioux Falls, SD Health Facilities Revenue (Dow Rummel Village), (Series 2017), (Original Issue Yield: 5.050%), 5.000%, 11/1/2042	880,274
1,000,000		Sioux Falls, SD Health Facilities Revenue (Dow Rummel Village), (Series 2017), (Original Issue Yield: 5.200%), 5.125%, 11/1/2047	854,917
		TOTAL	1,735,191
		Texas—8.3%
1,100,000		Arlington, TX Higher Education Finance Corp. (Uplift Education), Revenue Bonds (Series 2016A), 5.000%, 12/1/2046	1,077,427
500,000		Austin, TX Airport System, Airport System Revenue Bonds (Series 2014), 5.000%, 11/15/2044	500,686
250,000		Austin, TX Convention Center Enterprises, Inc., Convention Center Hotel First Tier Revenue Refunding Bonds (Series 2017A), 5.000%, 1/1/2034	250,721
250,000		Austin, TX Convention Center Enterprises, Inc., Convention Center Hotel Second Tier Revenue Refunding Bonds (Series 2017B), 5.000%, 1/1/2034	241,175
1,000,000		Board of Managers, Joint Guadalupe County-City of Seguin, TX, Hospital Mortgage Revenue Refunding & Improvement Bonds (Series 2015), (Original Issue Yield: 5.080%), 5.000%, 12/1/2045	877,521
2,000,000		Clifton Higher Education Finance Corporation, TX (Idea Public Schools), 6.000%, 8/15/2043	2,007,494
500,000		Clifton Higher Education Finance Corporation, TX (Idea Public Schools), Education Revenue Bonds (Series 2012), 5.000%, 8/15/2042	500,950
1,000,000		Clifton Higher Education Finance Corporation, TX (Idea Public Schools), Education Revenue Bonds (Series 2022A), (Texas Permanent School Fund Guarantee Program GTD), 4.000%, 8/15/2047	930,036
2,000,000		Clifton Higher Education Finance Corporation, TX (Uplift Education), Revenue Bonds (Series 2015A), 5.000%, 12/1/2050	1,920,588
1,000,000		Dallas-Fort Worth, TX (Dallas-Fort Worth, TX International Airport), Joint Revenue Refunding and Improvement Bonds (Series 2023B), 5.000%, 11/1/2047	1,072,104
2,920,000		Harris County, TX IDC (Energy Transfer LP), Marine Terminal Refunding Revenue Bonds (Series 2023), 4.050%, Mandatory Tender 6/1/2033	2,908,315
1,500,000		Houston, TX Airport System (United Airlines, Inc.), Airport System Special Facilities Revenue Bonds (Series 2021 B-1), 4.000%, 7/15/2041	1,406,724
1,500,000		Houston, TX Airport System (United Airlines, Inc.), Special Facilities Revenue & Refunding Bonds (Series 2011), (Original Issue Yield: 6.875%), 6.625%, 7/15/2038	1,501,021
3,000,000		Houston, TX Airport System, Subordinate Lien Revenue and Refunding Bonds (Series 2023A), (Assured Guaranty Municipal Corp. INS), 5.250%, 7/1/2048	3,163,054
1,500,000	[3]	Mission, TX Economic Development Corporation (Natgasoline), Senior Lien Revenue Bonds (Series 2018), (Original Issue Yield: 4.716%), 4.625%, 10/1/2031	1,489,484
2,000,000		New Hope Cultural Education Facilities Finance Corporation (Brazos Presbyterian Homes Holding, Inc.), Retirement Facilities Revenue Bonds (Series 2017), 5.000%, 1/1/2042	1,827,080
1,575,214	[2]	New Hope Cultural Education Facilities Finance Corporation (Buckingham Senior Living Community), Retirement Facilities Revenue Exchange Bonds (Series 2021B), 2.000%, 11/15/2061	584,108
2,000,000	[3]	New Hope Cultural Education Facilities Finance Corporation (Jubilee Academic Center), Education Revenue Refunding Bonds (Series 2021), 4.000%, 8/15/2046	1,643,551
1,000,000		New Hope Cultural Education Facilities Finance Corporation (MRC Langford), Retirement Facility Revenue Bonds (Series 2016A), 5.500%, 11/15/2046	821,662
600,000		North Texas Tollway Authority, First Tier Revenue Refunding Bonds (Series 2016A), 5.000%, 1/1/2039	608,247
335,000		North Texas Tollway Authority, Second Tier Revenue Refunding Bonds (Series 2021B), 4.000%, 1/1/2041	322,671
2,000,000		Red River, TX HFDC (MRC The Crossings), Retirement Facility Revenue Bonds (Series 2014A), (United States Treasury PRF 11/15/2024@100), 8.000%, 11/15/2049	2,033,966
1,000,000		Tarrant County, TX Cultural Education Facilities Finance Corp. (Baylor Scott & White Health Care System), Hospital Revenue Bonds (Series 2022D), 5.500%, 11/15/2047	1,090,862
2,655,000		Tarrant County, TX Cultural Education Facilities Finance Corp. (Buckner Senior Living-Ventana Project), Retirement Facility Revenue Bonds (Series 2017A), (Original Issue Yield: 6.770%), 6.750%, 11/15/2052	2,725,993
1,500,000		Tarrant County, TX Cultural Education Facilities Finance Corp. (MRC Stevenson Oaks Project), Retirement Facilities Revenue Bonds (Series 2020A), 6.875%, 11/15/2055	1,367,219
2,000,000		Texas Private Activity Bonds Surface Transportation Corporation (Blueridge Transportation Group, LLC SH 288 Toll Lanes), Senior Lien Revenue Bonds (Series 2016), 5.000%, 12/31/2050	2,005,930

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Texas—continued
$ 1,000,000		Texas Private Activity Bonds Surface Transportation Corporation (NTE Mobility Partners Segments 3, LLC), Senior Lien Revenue Refunding Bonds (Series 2023), 5.500%, 6/30/2040	$ 1,076,074
2,000,000		Texas Private Activity Bonds Surface Transportation Corporation (NTE Mobility Partners, LLC), Senior Lien Revenue Bonds (Series 2023), 5.500%, 12/31/2058	2,133,201
1,195,000		Texas State Transportation Commission (State Highway 249 System), First Tier Toll Revenue Bonds (Series 2019A), 5.000%, 8/1/2057	1,205,264
		TOTAL	39,293,128
		Utah—0.8%
1,000,000		Salt Lake City, UT (Salt Lake City, UT International Airport), Airport Revenue Bonds (Series 2023A), 5.500%, 7/1/2053	1,071,618
1,000,000		Salt Lake City, UT Airport Revenue (Salt Lake City, UT International Airport), Airport Revenue Bonds (Series 2017A), 5.000%, 7/1/2042	1,007,866
2,000,000	[3]	Utah State Charter School Finance Authority (Freedom Academy Foundation), Charter School Revenue Refunding Bonds (Series 2017), (Original Issue Yield: 5.300%), 5.250%, 6/15/2037	1,923,615
		TOTAL	4,003,099
		Vermont—0.2%
1,000,000	[3]	Vermont EDA (Casella Waste Systems, Inc.), Solid Waste Disposal Revenue Bonds (Series 2013), 4.625%, Mandatory Tender 4/3/2028	997,418
		Virginia—1.8%
1,800,000		Chesapeake Bay Bridge & Tunnel District, VA, First Tier General Resolution Revenue Bonds (Series 2016), 5.000%, 7/1/2051	1,801,056
1,000,000		Norfolk, VA Redevelopment and Housing Authority (Harbor’s Edge), Fort Norfolk Retirement Community Revenue Bond (Series 2019B), 5.250%, 1/1/2054	863,467
4,250,000		Tobacco Settlement Financing Corp., VA, Tobacco Settlement Asset-Backed Bonds (Series 2007B-1), (Original Issue Yield: 5.120%), 5.000%, 6/1/2047	3,917,352
1,365,000		Virginia Beach, VA Development Authority (Westminster-Canterbury on Chesapeake Bay), Residential Care Facility Revenue Bonds (Series 2023A), 7.000%, 9/1/2059	1,514,069
370,000		Virginia Small Business Financing Authority (Covanta Energy Corp.), Solid Waste Disposal Revenue Bonds (Series 2018), 5.000%, Mandatory Tender 7/1/2038	361,810
		TOTAL	8,457,754
		Washington—1.2%
1,000,000		Port of Seattle, WA IDC (Delta Air Lines, Inc.), Special Facilities Revenue Refunding Bonds (Series 2012), (Original Issue Yield: 5.310%), 5.000%, 4/1/2030	1,000,144
1,000,000		Washington State Health Care Facilities Authority (Virginia Mason Medical Center), Revenue Bonds (Series 2017), 5.000%, 8/15/2037	1,007,020
1,000,000	[3]	Washington State Housing Finance Commission (Heron’s Key Senior Living), Nonprofit Housing Revenue Bonds (Series 2015A), (Original Issue Yield: 7.050%), (United States Treasury PRF 7/1/2025@100), 7.000%, 7/1/2050	1,028,817
1,000,000	[3]	Washington State Housing Finance Commission (Heron’s Key Senior Living), Nonprofit Housing Revenue Bonds (Series 2015A), (United States Treasury PRF 7/1/2025@100), 7.000%, 7/1/2045	1,028,817
1,658,447		Washington State Housing Finance Commission, Municipal Certificates (Series 2023-1 Class A), (Original Issue Yield: 5.067%), 3.375%, 4/20/2037	1,459,861
		TOTAL	5,524,659
		West Virginia—0.2%
1,000,000		West Virginia State Hospital Finance Authority (Vandalia Health), Hospital Refunding and Improvement Revenue Bonds (Series 2023B), 6.000%, 9/1/2053	1,111,457
		Wisconsin—3.4%
1,500,000	[3]	Public Finance Authority, WI (American Dream at Meadowlands), Limited Obligation PILOT Revenue Bonds (Series 2017), 7.000%, 12/1/2050	1,468,187
1,375,000	[3]	Public Finance Authority, WI (Eno River Academy), Charter School Revenue Bonds (Series 2020A), 5.000%, 6/15/2054	1,288,797
2,000,000		Public Finance Authority, WI (Grand Hyatt San Antonio Hotel), Grand Hyatt San Antonio Hotel Acquisition Project (Senior Lien Series 2022A), 5.000%, 2/1/2062	1,943,508
2,000,000	[3]	Public Finance Authority, WI (LVHN CHP JV, LLC), Revenue Bonds (Series 2022A), 7.500%, 12/1/2052	2,027,500
1,750,000		Public Finance Authority, WI (Mountain Island Charter School), Education Revenue Refunding Bonds (Series 2017), 5.000%, 7/1/2047	1,626,549
1,000,000		Public Finance Authority, WI (National Gypsum Co.), Exempt Facilities Refunding Revenue Bonds (Series 2016), 4.000%, 8/1/2035	893,807
3,000,000	[3]	Public Finance Authority, WI (Southminster), Retirement Facilities First Mortgage Revenue Bonds (Series 2018), 5.000%, 10/1/2053	2,636,612

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Wisconsin—continued
$ 1,200,000	[3]	Public Finance Authority, WI Revenue (Aurora Integrated Oncology Foundation), Revenue Bonds (Series 2023), 9.000%, 11/1/2028	$ 1,200,911
1,500,000		Public Finance Authority, WI Revenue (Fargo-Moorhead Metropolitan Area Flood Risk Management Project), Senior Revenue Bonds (Series 2021) Green Bonds, 4.000%, 3/31/2056	1,204,676
800,000		Wisconsin Health & Educational Facilities Authority (ProHealth Care, Inc.), Revenue Refunding Bonds (Series 2015), 5.000%, 8/15/2039	800,099
1,000,000		Wisconsin Health & Educational Facilities Authority (St. Camillus Health System, Inc.), Revenue Bonds (Series 2019A), 5.000%, 11/1/2046	848,167
		TOTAL	15,938,813
		TOTAL MUNICIPAL BONDS (IDENTIFIED COST $487,112,287)	464,064,047
	[5]	SHORT-TERM MUNICIPALS—1.5%
		Arizona—0.2%
1,100,000		Arizona State IDA (Vaseo Apartments LP), Mizuho 3a-7 (Series 2023-MIZ9118) Daily VRDNs, (Federal Home Loan Mortgage Corp. GTD)/(Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 4.270%, 6/3/2024	1,100,000
		Multi State—1.3%
6,000,000		Invesco Municipal Opportunity Trust, PUTTERs 3a-7 (VMTP 5029) Daily VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 4.550%, 6/3/2024	6,000,000
		New York—0.0%
100,000		New York City, NY, 2015 Series F (Subseries F-5) Daily VRDNs, (Barclays Bank plc LIQ), 4.000%, 6/3/2024	100,000
		TOTAL SHORT-TERM MUNICIPALS (IDENTIFIED COST $7,200,000)	7,200,000
		TOTAL INVESTMENT IN SECURITIES—99.7% (IDENTIFIED COST $494,312,287)	471,264,047
		OTHER ASSETS AND LIABILITIES - NET—0.3%[6]	1,525,476
		TOTAL NET ASSETS—100%	$472,789,523
Securities that are subject to the federal alternative minimum tax (AMT) represent 15.9% of the Fund’s portfolio as calculated based upon total market value (unaudited).
1	Non-income-producing security.
2	Security in default.
3
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or availing of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At May 31, 2024, these restricted securities amounted to $58,550,381, which represented 12.4% of total net assets.

Additional information on restricted securities held at May 31, 2024, is as follows:
Security	Acquisition Date	Acquisition Cost	Value
Allentown, PA Neighborhood Improvement Zone Development Authority, City Center Project Tax Revenue Bonds (Series 2024), 5.000%, 5/1/2042	1/18/2024	$800,000	$790,035
Arizona State IDA (Basis Schools, Inc. Obligated Group), Education Revenue Bonds (Series 2017D), 5.000%, 7/1/2051	10/12/2017	$656,260	$614,496
Arizona State IDA (Basis Schools, Inc. Obligated Group), Education Revenue Bonds (Series 2017G), 5.000%, 7/1/2051	12/15/2017	$507,834	$472,690
Arizona State IDA (Doral Academy of Nevada FMMR), Education Revenue Bonds (Series 2019A), 5.000%, 7/15/2049	4/3/2019	$1,021,589	$961,840
Arizona State IDA (Pinecrest Academy of Nevada), Horizon, Inspirada and St. Rose Campus Education Revenue Bonds (Series 2018A), 5.750%, 7/15/2048	12/14/2018	$1,770,812	$1,768,063
Build NYC Resource Corporation (Albert Einstein School of Medicine, Inc.), Revenue Bonds (Series 2015), 5.500%, 9/1/2045	1/14/2016	$900,000	$900,618
California Public Finance Authority (Kendal at Sonoma), Enso Village Senior Living Revenue Refunding Bonds (Series 2021A), 5.000%, 11/15/2046	5/27/2021	$523,173	$453,618
California School Finance Authority (KIPP LA), School Facility Revenue Bonds (Series 2014A), 5.125%, 7/1/2044	6/13/2014	$750,000	$750,264
California School Finance Authority (KIPP LA), School Facility Revenue Bonds (Series 2015A), 5.000%, 7/1/2045	8/27/2015	$568,540	$566,676
California School Finance Authority (KIPP LA), School Facility Revenue Bonds (Series 2017A), 5.000%, 7/1/2047	8/4/2017	$521,727	$502,310

Security	Acquisition Date	Acquisition Cost	Value
California State School Finance Authority Charter School Revenue (Bright Star Schools-Obligated Group), Charter School Revenue Bonds (Series 2017), 5.000%, 6/1/2037	4/20/2020	$1,004,669	$1,006,085
California State School Finance Authority Charter School Revenue (Rocketship Public Schools), Revenue Bonds (Series 2017G), 5.000%, 6/1/2047	12/4/2017	$507,079	$483,731
California State School Finance Authority Charter School Revenue (Summit Public Schools Obligated Group), (Series 2017), (United States Treasury PRF 6/1/2027@100), 5.000%, 6/1/2053	10/5/2017	$625,534	$600,057
California State School Finance Authority Charter School Revenue (Summit Public Schools Obligated Group), (Series 2017), 5.000%, 6/1/2053	10/5/2017	$560,823	$479,341
California Statewide Communities Development Authority (Loma Linda University Medical Center), Revenue Bonds (Series 2016A), 5.000%, 12/1/2046	5/19/2020	$2,254,101	$2,251,934
Collier County, FL IDA (Arlington of Naples), Continuing Care Community Revenue Bonds (Series 2013A), (Original Issue Yield: 8.375%), 8.250%, 5/15/2049	12/16/2013	$2,207,639	$60,401
Colorado Educational & Cultural Facilities Authority (Loveland Classical School), School Improvement Revenue Bonds (Series 2016), 5.000%, 7/1/2036	4/17/2020	$946,760	$1,006,045
Denver, CO Health & Hospital Authority, Revenue Refunding Bonds (Series 2017A), 5.000%, 12/1/2034	8/23/2017	$1,041,617	$1,018,306
Director of the State of Nevada Department of Business and Industry (Doral Academy of Nevada CS), Charter School Revenue Bonds (Series 2017A), 5.000%, 7/15/2047	8/31/2017	$908,655	$855,730
Director of the State of Nevada Department of Business and Industry (Somerset Academy of Las Vegas), Charter School Lease Revenue Bonds (Series 2018A), 5.000%, 12/15/2038	11/8/2022	$936,840	$990,898
Florida Development Finance Corp. (Glenridge on Palmer Ranch), Senior Living Revenue and Refunding Bonds (Series 2021), 5.000%, 6/1/2051	5/13/2021	$1,084,969	$824,502
Kansas City, MO Redevelopment Authority (Kansas City Convention Center Headquarters Hotel CID), Revenue Bonds (Series 2018B), (Original Issue Yield: 5.079%), 5.000%, 2/1/2050	1/10/2018	$1,977,360	$1,820,743
Maine State Finance Authority Solid Waste Disposal (Casella Waste Systems, Inc.), Revenue Bonds (Series 2005R-3), 5.250%, 1/1/2025	1/27/2017	$2,000,000	$2,004,417
Maricopa County, AZ, IDA (Paradise Schools), Revenue Refunding Bonds, 5.000%, 7/1/2047	10/6/2016	$1,014,181	$966,065
Massachusetts Development Finance Agency (Newbridge on the Charles), Revenue Refunding Bonds (Series 2017), 5.000%, 10/1/2057	12/7/2017	$1,033,376	$968,416
Millsboro, DE Special Obligations (Plantation Lakes Special Development District), Special Tax Revenue Refunding Bonds (Series 2018), (Original Issue Yield: 5.140%), 5.125%, 7/1/2038	5/22/2020	$2,862,812	$2,898,495
Minneapolis, MN Charter School Lease Revenue (Twin Cities International School), (Series 2017A), (Original Issue Yield: 5.150%), 5.000%, 12/1/2047	12/8/2017	$2,938,978	$2,854,647
Mission, TX Economic Development Corporation (Natgasoline), Senior Lien Revenue Bonds (Series 2018), (Original Issue Yield: 4.716%), 4.625%, 10/1/2031	10/30/2018	$1,491,581	$1,489,484
Monroe County, NY IDC (True North Rochester Preparatory Charter School), Charter School Revenue Bonds (Series 2020A), 5.000%, 6/1/2059	7/9/2020	$1,076,383	$996,610
New Hampshire Health and Education Facilities Authority (Hillside Village), Revenue Bonds (Series 20017A), (Original Issue Yield: 6.375%), 6.125%, 7/1/2052	6/18/2017	$746,548	$94
New Hope Cultural Education Facilities Finance Corporation (Jubilee Academic Center), Education Revenue Refunding Bonds (Series 2021), 4.000%, 8/15/2046	3/24/2023	$1,480,320	$1,643,551
Ohio Air Quality Development Authority (AMG Vanadium LLC), Exempt Facilities Revenue Bonds (Series 2019), 5.000%, 7/1/2049	6/27/2019	$1,858,616	$1,599,971
Pima County, AZ IDA (La Posada at Pusch Ridge), Senior Living Revenue Bonds (Series 2022A), 6.250%, 11/15/2035	10/6/2022	$1,000,000	$1,064,001
Pima County, AZ IDA (La Posada at Pusch Ridge), Senior Living Revenue Bonds (Series 2022A), 7.000%, 11/15/2057	10/6/2022	$1,000,000	$1,063,443
Polk County, FL IDA (Mineral Development, LLC), Secondary Phosphate Tailings Recovery Project Revenue Bonds (Series 2020), 5.875%, 1/1/2033	10/23/2020	$1,750,000	$1,672,901
Public Finance Authority, WI (American Dream at Meadowlands), Limited Obligation PILOT Revenue Bonds (Series 2017), 7.000%, 12/1/2050	6/22/2017	$1,517,270	$1,468,187
Public Finance Authority, WI (Eno River Academy), Charter School Revenue Bonds (Series 2020A), 5.000%, 6/15/2054	6/12/2020	$1,398,616	$1,288,797
Public Finance Authority, WI (LVHN CHP JV, LLC), Revenue Bonds (Series 2022A), 7.500%, 12/1/2052	2/2/2023	$2,000,000	$2,027,500
Public Finance Authority, WI (Southminster), Retirement Facilities First Mortgage Revenue Bonds (Series 2018), 5.000%, 10/1/2053	11/15/2022	$2,416,980	$2,636,612
Public Finance Authority, WI Revenue (Aurora Integrated Oncology Foundation), Revenue Bonds (Series 2023), 9.000%, 11/1/2028	12/14/2023	$1,200,000	$1,200,911

Security	Acquisition Date	Acquisition Cost	Value
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Revenue Refunding Bonds (Series 2021B), 4.000%, 7/1/2042	3/21/2024	$3,820,200	$3,688,920
South Carolina Jobs-EDA (Green Charter Schools), Educational Facilities Revenue Refunding Bonds (Series 2021A), 4.000%, 6/1/2046	1/31/2023	$891,952	$836,885
South Carolina Jobs-EDA (Seafields at Kiawah Island), Retirement Community Revenue Bonds (Series 2023A), 7.500%, 11/15/2053	7/21/2023	$1,000,000	$1,040,393
South Carolina Jobs-EDA (Seafields at Kiawah Island), Retirement Community Revenue Bonds TEMPS-75 (Series 2023B-1), 5.750%, 11/15/2029	7/21/2023	$954,906	$983,031
Utah State Charter School Finance Authority (Freedom Academy Foundation), Charter School Revenue Refunding Bonds (Series 2017), (Original Issue Yield: 5.300%), 5.250%, 6/15/2037	4/27/2020	$1,866,845	$1,923,615
Vermont EDA (Casella Waste Systems, Inc.), Solid Waste Disposal Revenue Bonds (Series 2013), 4.625%, Mandatory Tender 4/3/2028	3/28/2018	$1,000,000	$997,418
Washington State Housing Finance Commission (Heron’s Key Senior Living), Nonprofit Housing Revenue Bonds (Series 2015A), (Original Issue Yield: 7.050%), (United States Treasury PRF 7/1/2025@100), 7.000%, 7/1/2050	7/22/2015	$993,980	$1,028,817
Washington State Housing Finance Commission (Heron’s Key Senior Living), Nonprofit Housing Revenue Bonds (Series 2015A), (United States Treasury PRF 7/1/2025@100), 7.000%, 7/1/2045	7/22/2015	$1,001,525	$1,028,817

4	Zero coupon bond.
5
Current rate and current maturity or next reset date shown for floating rate notes and variable rate notes/demand instruments. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

6	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at May 31, 2024.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the “Adviser”).
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Investment Company Act of 1940, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of May 31, 2024, all investments of the Fund utilized Level 2 inputs in valuing the Fund’s assets carried at fair value.
The following acronym(s) are used throughout this portfolio:
CDD	—Community Development District
EDA	—Economic Development Authority
GO	—General Obligation
GTD	—Guaranteed
HFDC	—Health Facility Development Corporation
IDA	—Industrial Development Authority
IDC	—Industrial Development Corporation
INS	—Insured
LIQ	—Liquidity Agreement
LP	—Limited Partnership
LT	—Limited Tax
PILOT	—Payment in Lieu of Taxes
PRF	—Pre-refunded
PUTTERs	—Puttable Tax-Exempt Receipts
SID	—Special Improvement District
UT	—Unlimited Tax
VMTP	—Variable Municipal Term Preferred
VRDNs	—Variable Rate Demand Notes